Expedition Funds Guiding Your Way     2000 Semi-Annual Report

[LOGO OMITTED]

Table of Contents

Letter to Our Shareholders .............................   1
Statement of Net Assets ................................   3
Statement of Operations ................................  38
Statement of Changes in Net Assets .....................  40
Financial Highlights ...................................  42
Notes to Financial Statements ..........................  44

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Shares  of the  Expedition  Funds  are not  deposits  of or  obligations  of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

During the six-month period ended April 30, 2000, the Expedition Funds continued to perform well, despite challenging conditions in the financial markets. As always during times of volatility, we remained true to our investment strategies and encouraged our shareholders to do the same.

MARKET OVERVIEW

Interest rate news dominated the markets during the period, as the Federal Reserve Board raised short-term rates no fewer than three times for a total increase of three quarters of one percent. In addition, the Fed raised interest rates by another 50 basis points once again in mid-May.

The Fed continues to tighten the monetary screws on the U.S. economy in an effort to stave off a resurgence of inflation. At times, Fed Chairman Alan Greenspan has also implied that dampening the exuberance of the stock market may also be part of the central bank's agenda.

For most of the period, the equity markets blithely ignored the Fed's efforts, continuing to push prices and valuations to historic levels. At the end of March, however, a sudden loss of confidence finally caused the markets to take a more sober view of the future. Technology issues and internet stocks experienced sharp declines. Even many "old economy" issues were caught in the wave of selling pressure after showing good strength for much of the past six months.

In the bond market, rising rates are especially unfavorable as they make existing securities relatively less attractive than higher-yielding new issues. As a result, bonds were skittish throughout the period, particularly in advance of each Fed meeting.

Perhaps the only sector of the market that welcomes higher rates is the money market sector. Here, investors continued to enjoy generally higher yields without the volatility associated with longer-term fixed income investments.

STRONG GROWTH AND PERFORMANCE

For the Expedition Funds, the period was notable for good relative performance and continued growth in assets, which rose from $888 million at October 31, 1999, to $1,145 billion at April 30, 2000.

But the biggest news for our fund family was the introduction of two important new portfolios.

                                                                APRIL 30, 2000 1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)

The new Expedition Equity Income Fund seeks long-term growth of capital, with an emphasis on current income. This Fund is appropriate for income-oriented equity fund investors. The new Expedition Tax-Free Investment Grade Bond Fund seeks current income that is exempt from Federal income taxes and is appropriate for tax-sensitive, income-oriented investors.

In addition, we have changed the name of our taxable bond fund, which is now called the Expedition Investment Grade Bond Fund. This change reflects the Fund's emphasis on government and corporate securities of the highest quality.

With the addition of our new portfolios, investors now have six Expedition Funds to choose from, making it easier than ever to create an investment strategy that suits their unique goals.

CONSISTENCY IN THE FACE OF CHANGE

The market's erratic performance over the past few months has led to a predictable flow of media reports announcing the end of the long-running bull market and the beginning of a new and less promising era.

And while there is no telling which way the markets will move in the next days, months, or years, experience has shown again and again that those who keep short-term market gyrations in perspective are generally best positioned for long-term success.

It is clear from the continued growth of the Expedition Funds that our shareholders understand this market wisdom and are committed to the long-term approach that has been the hallmark of our funds since their inception. We thank you for being among those farsighted investors and will continue to apply our prudent investment strategies in the pursuit of your goals.

Sincerely,

/S/ SIGNATURE OMITTED

Jan Koenig
CHIEF INVESTMENT OFFICER

2 APRIL 30, 2000

EXPEDITION EQUITY FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                       VALUE
DESCRIPTION                                        SHARES              (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 99.7%
   AIRLINES - 2.1%
   Southwest Airlines                             406,000             $ 8,805
-----------------------------------------------------------------------------
   TOTAL AIRLINES                                                       8,805
-----------------------------------------------------------------------------
   AUTOMOTIVE - 1.9%
   Ford Motor                                     145,000               7,930
-----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                     7,930
-----------------------------------------------------------------------------
   BANKS - 4.3%
   J.P. Morgan                                     79,970              10,266
   Mellon Financial                               256,000               8,224
-----------------------------------------------------------------------------
   TOTAL BANKS                                                         18,490
-----------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 4.7%
   Omnicom Group                                  122,999              11,201
   Univision Communications*                       81,000               8,849
-----------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                        20,050
-----------------------------------------------------------------------------
   COMPUTERS & SERVICES - 12.2%
   EMC*                                            98,000              13,616
   IBM                                            111,000              12,390
   Siebel Systems*                                100,005              12,288
   Sun Microsystems*                              150,000              13,791
-----------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                          52,085
-----------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 2.2%
   Allergan                                       155,000               9,126
-----------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                           9,126
-----------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 3.0%
   Citigroup                                      215,000              12,779
-----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                12,779
-----------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 6.3%
   General Electric                                95,000              14,939
   Tyco International                             257,000              11,806
-----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                     26,745
-----------------------------------------------------------------------------
   DRUGS - 8.6%
   Bristol-Myers Squibb                           148,000               7,761
   Medimmune*                                      54,000               8,637
   Merck                                          137,000               9,521
   Pfizer                                         260,000              10,952
-----------------------------------------------------------------------------
   TOTAL DRUGS                                                         36,871
-----------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                                APRIL 30, 2000 3

EXPEDITION EQUITY FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                        VALUE
DESCRIPTION                                        SHARES               (000)
-----------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.7%
   Calpine*                                        80,005            $  7,320
-----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                            7,320
-----------------------------------------------------------------------------
   ELECTRONIC COMPONENTS - 2.3%
   Solectron*                                     206,002               9,643
-----------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS                                          9,643
-----------------------------------------------------------------------------
   ENTERTAINMENT - 2.5%
   Time Warner                                    120,000              10,792
-----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                 10,792
-----------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 3.0%
   Anheuser Busch                                 182,000              12,842
-----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                      12,842
-----------------------------------------------------------------------------
   FIBER OPTICS - 2.1%
   JDS Uniphase*                                   87,000               9,021
-----------------------------------------------------------------------------
   TOTAL FIBER OPTICS                                                   9,021
-----------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.6%
   Enron                                          100,000               6,969
-----------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                6,969
-----------------------------------------------------------------------------
   INSURANCE - 5.0%
   American International Group                    97,000              10,640
   Marsh & McLennan Companies                     110,000              10,842
-----------------------------------------------------------------------------
   TOTAL INSURANCE                                                     21,482
-----------------------------------------------------------------------------
   LUMBER & WOOD PRODUCTS - 1.4%
   Georgia-Pacific                                165,955               6,099
-----------------------------------------------------------------------------
   TOTAL LUMBER & WOOD PRODUCTS                                         6,099
-----------------------------------------------------------------------------
   METALS-ALUMINUM - 2.0%
   Alcoa                                          132,000               8,563
-----------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                8,563
-----------------------------------------------------------------------------
   NETWORKING PRODUCTS - 3.6%
   Cisco Systems*                                 224,000              15,530
-----------------------------------------------------------------------------
   TOTAL NETWORKING PRODUCTS                                           15,530
-----------------------------------------------------------------------------
   OIL FIELD SERVICES - 1.9%
   Schlumberger Limited                           103,000               7,886
-----------------------------------------------------------------------------
   TOTAL OIL FIELD SERVICES                                             7,886
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

4  APRIL 30, 2000

EXPEDITION EQUITY FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                        VALUE
DESCRIPTION                                        SHARES               (000)
-----------------------------------------------------------------------------
   PETROLEUM REFINING - 3.7%
   Coastal                                        125,000            $  6,273
   Exxon Mobil                                    124,000               9,633
-----------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                            15,906
-----------------------------------------------------------------------------
   RETAIL - 5.3%
   Target                                         141,000               9,385
   Wal-Mart Stores                                240,000              13,290
-----------------------------------------------------------------------------
   TOTAL RETAIL                                                        22,675
-----------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 6.6%
   Applied Materials*                              81,000               8,247
   Motorola                                        90,999              10,835
   Stmicroelectronics ADR                          47,000               8,915
-----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                   27,997
-----------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION - 11.7%
   Comverse Technology*                           106,000               9,454
   Nextel Communications, Cl A*                    77,000               8,427
   Nortel Networks                                130,000              14,723
   Telefonos de Mexico ADR                        143,000               8,410
   Vodafone Airtouch ADR                          185,000               8,695
-----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                49,709
-----------------------------------------------------------------------------
   TOTAL COMMON STOCKS
      (COST $333,578)                                                 425,315
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


                                                                APRIL 30, 2000 5

EXPEDITION EQUITY FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                 FACE AMT.              VALUE
DESCRIPTION                                        (000)                (000)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
     J.P. Morgan, Inc., 5.67%, dated 04/28/00, matures
       05/01/00, repurchase price $1,392,000
       (collateralized by U.S. Treasury Bond,
       par value $1,128,000, 8.50%, matures
       02/15/20: market value $1,419,932)          $1,392             $ 1,392
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $1,392)                                                     1,392
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.0%
      (COST $334,970)                                                 426,707
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                                   40
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
    authorization -- no par value) based on
   30,728,690  outstanding  shares  of  beneficial  interest          272,738
Portfolio Capital of Investment Shares - Class A (unlimited
   authorization -- no par value) based on
   537,611  outstanding shares of beneficial interest                   6,179
Portfolio Capital of Investment Shares - Class B (unlimited
   authorization -- no par value) based on
   959,098 outstanding shares of beneficial interest                   12,087
Distributions in excess of net investment income                         (312)
Accumulated net realized gain on investments                           44,318
Net unrealized appreciation on investments                             91,737
-----------------------------------------------------------------------------
    TOTAL NET ASSETS--100.0%                                         $426,747
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL SHARES                                   $13.25
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT SHARES - CLASS A                            $13.20
-----------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                     $13.75
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE--
   INVESTMENT SHARES - CLASS B                                         $13.03
-----------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
 *  Non-income  producing  security
ADR--American Depository Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.

6  APRIL 30, 2000

EXPEDITION EQUITY INCOME FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                        VALUE
DESCRIPTION                                         SHARES              (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.8%
   AIRCRAFT - 3.0%
   Lockheed Martin                                 43,000            $  1,070
-----------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                       1,070
-----------------------------------------------------------------------------
   BANKS - 8.4%
   Bank of New York                                24,000                 985
   Bank One                                        23,580                 719
   Chase Manhattan                                  8,400                 605
   PNC Financial Services Group                    16,217                 707
-----------------------------------------------------------------------------
   TOTAL BANKS                                                          3,016
-----------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 4.8%
   AT&T-Liberty Media, Cl A*                       12,695                 634
   CBS*                                            18,600               1,093
-----------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                         1,727
-----------------------------------------------------------------------------
   CHEMICALS - 2.8%
   Dow Chemical                                     8,735                 987
-----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        987
-----------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.0%
   Philips Electronics*                            15,720                 702
-----------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         702
-----------------------------------------------------------------------------
   COMPUTERS & SERVICES - 2.4%
   Sun Microsystems*                                9,510                 874
-----------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             874
-----------------------------------------------------------------------------
   DRUGS - 2.8%
   Merck & Company                                 14,450               1,004
-----------------------------------------------------------------------------
   TOTAL DRUGS                                                          1,004
-----------------------------------------------------------------------------
   ELECTRICAL SERVICES - 7.1%
   FirstEnergy                                     26,830                 682
   FPL Group                                       17,000                 768
   Southern                                        42,955               1,071
-----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                            2,521
-----------------------------------------------------------------------------
   FINANCIAL SERVICES - 10.7%
   Alliance Capital Management Holding             25,640               1,149
   American Express                                 7,600               1,140
   Ing Cap Funding Trust                           39,200                 852
   Morgan Stanley Dean Witter                       8,980                 689
-----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                             3,830
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                APRIL 30, 2000 7

EXPEDITION EQUITY INCOME FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                        VALUE
DESCRIPTION                                         SHARES              (000)
-----------------------------------------------------------------------------
   GAS/NATURAL GAS - 2.5%
   Williams Companies                              24,250              $  905
-----------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                  905
-----------------------------------------------------------------------------
   INSURANCE - 5.6%
   American International Group                     9,625               1,056
   Marsh & McLennan                                 9,540                 940
-----------------------------------------------------------------------------
   TOTAL INSURANCE                                                      1,996
-----------------------------------------------------------------------------
   MACHINERY - 3.1%
   General Electric                                 7,000               1,101
-----------------------------------------------------------------------------
   TOTAL MACHINERY                                                      1,101
-----------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 2.6%
   Baxter International                            14,140                 921
-----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      921
-----------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 2.2%
   Automatic Data Processing                       14,300                 770
-----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  770
-----------------------------------------------------------------------------
   MISCELLANEOUS MANUFACTURING - 5.5%
   Alcoa                                           13,360                 867
   Minnesota Mining & Manufacturing                12,530               1,084
-----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                    1,951
-----------------------------------------------------------------------------
   PETROLEUM REFINING - 9.0%
   BP Amoco PLC ADR                                20,564               1,049
   Exxon Mobil                                     13,659               1,061
   Royal Dutch Petroleum ADR                       19,310               1,108
-----------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                             3,218
-----------------------------------------------------------------------------
   REITS - 2.3%
   Crescent Real Estate Equities, REIT             47,540                 814
-----------------------------------------------------------------------------
   TOTAL REITS                                                            814
-----------------------------------------------------------------------------
   RETAIL - 2.9%
   Wal-Mart Stores                                 18,730               1,037
-----------------------------------------------------------------------------
   TOTAL RETAIL                                                         1,037
-----------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 2.2%
   Intel                                            6,360                 807
-----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      807
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

8  APRIL 30, 2000

EXPEDITION EQUITY INCOME FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                 SHARES/FACE            VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION - 12.9%
   AT&T                                            17,640              $  824
   Bell Atlantic                                   17,200               1,019
   Deutsche Telekom AG ADR*                        14,465                 976
   Motorola                                         7,765                 925
   Nokia ADR                                       15,420                 877
-----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                 4,621
-----------------------------------------------------------------------------
   WHOLESALE - 3.0%
   Sysco                                           28,700               1,080
-----------------------------------------------------------------------------
   TOTAL WHOLESALE                                                      1,080
-----------------------------------------------------------------------------
   TOTAL COMMON STOCKS
      (COST $32,895)                                                   34,952
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.6%
     J.P. Morgan, Inc., 5.67%, dated 04/28/00, matures
       05/01/00, repurchase price $935,000
       (collateralized by U.S. Treasury Bond,
       par value $758,000, 8.50%, matures
       02/15/20: market value $954,174)              $935                 935
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $935)                                                         935
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.4%
      (COST $33,830)                                                   35,887
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.4%)                               (158)
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                APRIL 30, 2000 9

EXPEDITION EQUITY INCOME FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                                        VALUE
DESCRIPTION                                                             (000)
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization -- no par value) based on
   3,456,986 outstanding shares of beneficial interest                $31,906
Portfolio Capital of Investment Shares - Class A (unlimited
   authorization -- no par value) based on
   3,021 outstanding shares of beneficial interest                         30
Portfolio Capital of Investment Shares - Class B (unlimited
   authorization -- no par value) based on
   12,359 outstanding shares of beneficial interest                       127
Undistributed Net Investment income                                        46
Accumulated net realized gain on investments                            1,563
Net unrealized appreciation on investments                              2,057
-----------------------------------------------------------------------------
    TOTAL NET ASSETS--100.0%                                          $35,729
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL SHARES                                   $10.29
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- INVESTMENT SHARES - CLASS A                            $10.29
 MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                     $10.72
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B                                         $10.28
-----------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

10  APRIL 30, 2000

EXPEDITION INVESTMENT GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.3%
     MBNA Master Credit Card Trust,
       Ser 1997-I, Cl A (A)
       6.550%, 01/15/07                           $ 3,000             $ 2,912
     Standard Credit Card Master Trust,
       Ser 1994-2, Cl A (A)
       7.250%, 04/07/08                             1,725               1,696
-----------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $4,744)                                                     4,608
-----------------------------------------------------------------------------
CORPORATE BONDS - 25.4%
   AUTOMOTIVE - 1.8%
     DaimlerChrysler
       7.400%, 01/20/05                             2,000               1,985
     General Motors
       6.250%, 05/01/05                               500                 477
-----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                     2,462
-----------------------------------------------------------------------------
   BANKS - 2.0%
     NationsBank
       6.375%, 05/15/05                             1,000                 939
     Norwest Corporation MTN
       6.875%, 08/08/06                             1,000                 961
     Wells Fargo
       6.625%, 07/15/04                             1,000                 968
-----------------------------------------------------------------------------
   TOTAL BANKS                                                          2,868
-----------------------------------------------------------------------------
   BROKER/DEALERS - 2.0%
     Merrill Lynch
       6.375%, 10/15/08                             1,000                 904
     Morgan Stanley Dean Witter
       5.625%, 01/20/04                             2,000               1,870
-----------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                 2,774
-----------------------------------------------------------------------------
   CONSUMER NON-DURABLE - 1.0%
     Archer Daniels Midland
       6.250%, 05/15/03                             1,500               1,449
-----------------------------------------------------------------------------
   TOTAL CONSUMER NON-DURABLE                                           1,449
-----------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 5.0%
     Ford Motor Credit
       7.500%, 03/15/05                             3,500               3,456
       7.750%, 03/15/05                               500                 499
     General Electric Capital
       7.375%, 01/19/10                             3,000               3,004
-----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                 6,959
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 11

EXPEDITION INVESTMENT GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                     FACE               VALUE
DESCRIPTION                                       AMT. (000)            (000)
-----------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.0%
     Georgia Power
       5.500%, 12/01/05                           $ 2,000             $ 1,810
     Southern California Edison
       6.375%, 01/15/06                             1,000                 936
-----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                            2,746
-----------------------------------------------------------------------------
   ENTERTAINMENT - 1.4%
     Walt Disney
       6.750%, 03/30/06                             2,000               1,943
-----------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                  1,943
-----------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 0.0%
     General Mills MTN
       8.080%, 11/18/03                                60                  61
-----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          61
-----------------------------------------------------------------------------
   PETROLEUM REFINING - 0.7%
     BP Amoco
       6.250%, 10/15/04                             1,000                 960
-----------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               960
-----------------------------------------------------------------------------
   RETAIL - 6.3%
     Dillard Department Stores
       7.150%, 09/01/02                             2,025               1,898
     Wal-Mart Stores
       6.500%, 06/01/03                             1,520               1,490
       7.500%, 05/15/04                             2,500               2,516
       6.875%, 08/10/09                             3,000               2,891
-----------------------------------------------------------------------------
   TOTAL RETAIL                                                         8,795
-----------------------------------------------------------------------------
   TELEPHONE SERVICES - 3.2%
     AT&T
       5.625%, 03/15/04                             2,000               1,878
       6.000%, 03/15/09                             3,010               2,690
-----------------------------------------------------------------------------
   TOTAL TELEPHONE SERVICES                                             4,568
-----------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $36,782)                                                   35,585
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

12  APRIL 30, 2000

EXPEDITION INVESTMENT GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                  FACE                  VALUE
DESCRIPTION                                    AMT. (000)               (000)
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS - 8.8%
     FHLMC, Gold Pool #E00413
       6.500%, 01/01/11                           $ 2,004             $ 1,919
     FHLMC, Gold Pool #E00475
       7.500%, 02/01/12                               852                 848
     FHLMC, Gold Pool #E00485
       7.000%, 05/01/12                             1,656               1,620
     FHLMC, Gold Pool #E00532
       6.500%, 02/01/13                             1,410               1,351
     FHLMC, Gold Pool #E00543
       6.000%, 04/01/13                             2,043               1,917
     FHLMC, Gold Pool #E00584
       6.000%, 11/01/13                             3,079               2,889
     FHLMC, Gold Pool #N98262
       5.000%, 03/01/06                             1,937               1,769
-----------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS
      (COST $12,941)                                                   12,313
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.9%
     FHLB Notes
       6.789%, 02/05/07                             1,000                 972
     FHLMC Notes
       5.950%, 01/19/06                               500                 469
       6.510%, 01/08/07                               510                 489
       6.835%, 01/23/07                             2,000               1,949
       6.800%, 03/19/07                             1,000                 972
       5.125%, 10/15/08                             1,000                 861
       5.750%, 03/15/09                             2,500               2,244
       6.625%, 09/15/09                             4,515               4,306
       7.000%, 03/15/10                             3,000               2,940
     FNMA Notes
       6.375%, 06/15/09                             3,062               2,871
-----------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
      (COST $18,815)                                                   18,073
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 13

EXPEDITION INVESTMENT GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 48.2%
     U.S. Treasury Notes
       5.625%, 11/30/00                           $ 1,000             $   996
       6.625%, 06/30/01                             3,000               3,005
       7.500%, 11/15/01                             2,000               2,023
       6.250%, 01/31/02                             3,500               3,475
       7.500%, 05/15/02                             4,000               4,061
       5.500%, 05/31/03                             4,500               4,364
       5.750%, 08/15/03                             4,500               4,389
       6.000%, 08/15/04                             4,000               3,920
       7.250%, 08/15/04                             3,000               3,074
       5.875%, 11/15/04                             1,000                 974
       6.500%, 05/15/05                             2,500               2,498
       6.500%, 08/15/05                             2,500               2,495
       5.875%, 11/15/05                             2,000               1,940
       5.625%, 02/15/06                             1,500               1,439
       6.875%, 05/15/06                             1,000               1,018
       7.000%, 07/15/06                             2,500               2,560
       6.500%, 10/15/06                             3,000               2,998
       6.250%, 02/15/07                             3,250               3,207
       6.125%, 08/15/07                             5,500               5,394
       5.625%, 05/15/08                             4,600               4,376
       5.500%, 05/15/09                             3,000               2,829
       6.000%, 08/15/09                             5,750               5,625
       6.500%, 02/15/10                             1,000               1,020
-----------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT OBLIGATIONS
      (COST $68,805)                                                   67,680
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.5%
     J.P. Morgan, Inc.,
       5.67%, dated 04/28/00, matures
       05/01/00,  repurchase price $4,906,000  (collateralized
       by U.S. Treasury Bond,  par  value  $3,976,000,  8.50%,
       matures  02/15/20: market value $5,005,008)
       5.670%, 05/01/00                             4,906               4,906
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $4,906)                                                     4,906
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 102.1%
      (COST $146,993)                                                 143,165
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (2.1%)                             (2,948)
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

14  APRIL 30, 2000

EXPEDITION INVESTMENT GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional shares (unlimited
   authorization -- no par value) based on
   14,109,541  outstanding  shares of  beneficial  interest          $137,471
Portfolio Capital of Investment Shares - Class A (unlimited
   authorization -- no par value) based on
   666,695 outstanding shares of beneficial interest                   10,837
Portfolio Capital of Investment Shares - Class B (unlimited
   authorization -- no par value) based on
   21,992 outstanding shares of beneficial interest                       217
Undistributed Net Investment income                                         2
Accumulated net realized loss on investments                           (4,482)
Net unrealized depreciation on investments                             (3,828)
-----------------------------------------------------------------------------
    TOTAL NET ASSETS--100.0%                                         $140,217
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL SHARES                               $9.48
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES - CLASS A                        $9.47
-----------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE--
   INVESTMENT SHARES - CLASS A (1)                                      $9.86
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES - CLASS B                       $9.48
-----------------------------------------------------------------------------
(1)The offering price is calculated by dividing the net asset value by 1minus the maximum sales charge of 4.00%.
(A)Callable Security -- The call date is shown as the maturity date on the Statement of Net Assets.
Cl -- Class
FHLB -- Federal Home Loan Mortgage Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 15

EXPEDITION TAX-FREE INVESTMENT

GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS - 97.4%
   ALABAMA - 14.2%
     Birmingham GO, Capital Improvement, Ser B
       5.000%, 10/01/10                             $ 500              $  489
     Birmingham, Special Care Facilities Funding
       Authority RB, Childrens Hospital, MBIA
       5.250%, 06/01/12                             1,040               1,005
     Alabama State Municipal Electric Authority
       Power Supply RB, MBIA
       5.750%, 09/01/01                               500                 507
     Alabama State Public School &
       College Authority RB
       5.000%, 11/01/12                             1,000                 970
     Huntsville, Warrants GO
       4.100%, 11/01/08                             1,000                 906
     Tuscaloosa, Warrants GO
       5.650%, 01/01/17                             1,000                 987
     Mobile, Water & Sewer RB, AMBAC
       5.000%, 01/01/09                             1,000                 979
     Montgomery, Waterworks & Sanitation
       Sewer Board RB, Ser B
       5.850%, 03/01/03                               560                 572
       5.900%, 09/01/04                               500                 516
     Tuscaloosa County GO
       5.500%, 10/01/03                               500                 507
     Shelby County, Board of Education
       School Warrants, AMBAC
       5.500%, 02/01/08                             1,000               1,019
     Alabama State Water Pollution
       Control Authority RB,
       Revolving Funding Loan, AMBAC
       5.000%, 08/15/11                             1,000                 966
     Alabama State Warrants GO
       5.100%, 10/01/09                             1,000                 989
     University of Alabama RB, MBIA
       5.000%, 10/01/14                               250                 233
     University of Alabama RB, Series C, MBIA
       4.900%, 10/01/07                             1,000                 980
     University of Southern Alabama,
       Hospital & Auxiliary
       RB, AMBAC (prerefunded)
       7.000%, 05/15/00                             1,000               1,001
-----------------------------------------------------------------------------
   TOTAL ALABAMA                                                       12,626
-----------------------------------------------------------------------------
   ARIZONA - 1.2%
     Tucson GO, Ser 1994-D
       6.250%, 07/01/14                             1,000               1,049
-----------------------------------------------------------------------------
   TOTAL ARIZONA                                                        1,049
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

16  APRIL 30, 2000

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   CALIFORNIA - 2.1%
     California State GO
       5.250%, 03/01/13                            $1,000              $  994
     California State GO, MBIA
       5.000%, 02/01/18                             1,000                 902
-----------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                     1,896
-----------------------------------------------------------------------------
   COLORADO - 3.4%
     Denver, City and County GO, Ser B
       5.625%, 08/01/07                             1,000               1,030
     Arapahoe County, Colorado
       School District #005 Cherry Creek GO
       5.500%, 12/15/12                             1,000               1,011
     Colorado State Water Resource & Power
       Development Authority RB, Ser A
       5.250%, 09/01/15                             1,000                 971
-----------------------------------------------------------------------------
   TOTAL COLORADO                                                       3,012
-----------------------------------------------------------------------------
   FLORIDA - 6.2%
     Jacksonville, Electric Authority
       RB Electric System Series 3A
       5.800%, 10/01/17                             1,000               1,006
     Jacksonville, Electric Authority RB,
       St John River Project Issue 2, Series 10
       5.500%, 10/01/09                             1,000               1,010
     Tallahassee, Consolidated Utility System RB
       5.625%, 10/01/14                             1,000               1,003
     Palm Beach County GO, Ser A
       5.450%, 08/01/13                             1,000               1,001
     Florida State Right of Way GO, Ser B
       5.500%, 07/01/11                             1,000               1,015
     Florida State Board of Education
       Capital Outlay GO, Ser A
       5.650%, 01/01/09                               500                 511
-----------------------------------------------------------------------------
   TOTAL FLORIDA                                                        5,546
-----------------------------------------------------------------------------
   GEORGIA - 3.2%
     Fulton County, School District GO
       5.000%, 01/01/06                             1,000                 995
     Georgia State GO, Series B
       6.000%, 03/01/12                             1,000               1,061
     Georgia State Municipal Electric Authority
       Power RB, Series Y
       6.300%, 01/01/06                               730                 762
-----------------------------------------------------------------------------
   TOTAL GEORGIA                                                        2,818
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 17

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   HAWAII - 1.7%
     Hawaii State GO, Ser CO, FGIC
       6.000%, 03/01/08                            $1,000             $ 1,049
     Hawaii State GO, Ser CR, MBIA
       5.250%, 04/01/11                               500                 492
-----------------------------------------------------------------------------
   TOTAL HAWAII                                                         1,541
-----------------------------------------------------------------------------
   ILLINOIS - 4.2%
     Arlington Heights GO
       5.650%, 12/01/14                               750                 752
     Du Page, Water Commission RB
       5.250%, 05/01/14                               500                 477
     Cook County GO, Ser B, MBIA
       5.375%, 11/15/12                             1,000                 990
     Illinois State GO
       5.875%, 06/01/13                               500                 507
     Illinois State Sales Tax RB,
       Unrefunded Balance, Ser O
       6.000%, 06/15/18                             1,000               1,002
-----------------------------------------------------------------------------
   TOTAL ILLINOIS                                                       3,728
-----------------------------------------------------------------------------
   INDIANA - 1.4%
     Indiana State Health Facilities
       Financing Authority RB, Methodist
       Hospital Project, Series A, AMBAC
       5.750%, 09/01/15                               500                 508
     Indiana State Transportation
       Finance Authority
       Highway RB, Series A
       5.250%, 06/01/09                               700                 697
-----------------------------------------------------------------------------
   TOTAL INDIANA                                                        1,205
-----------------------------------------------------------------------------
   IOWA - 1.1%
     Cedar Rapids GO
       5.000%, 06/01/10                             1,000                 980
-----------------------------------------------------------------------------
   TOTAL IOWA                                                             980
-----------------------------------------------------------------------------
   MASSACHUSETTS - 3.5%
     Massachusetts State GO, Ser B (A) (B) (C)
       5.000%, 09/01/16                             1,000               1,000
     Massachusetts State Consolidated
       Loan GO, Ser A
       6.000%, 02/01/13                             1,000               1,042
       6.000%, 02/01/14                             1,000               1,039
-----------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                  3,081
-----------------------------------------------------------------------------
   MICHIGAN - 1.1%
     Lansing, Board Water & Light Supply & Electric
       Utility System RB, Ser A
       4.900%, 07/01/11                             1,000                 967
-----------------------------------------------------------------------------
   TOTAL MICHIGAN                                                         967
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

18  APRIL 30, 2000

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   MINNESOTA - 0.6%
     Minnesota State Public Facilities Authority
       Water Pollution Control RB
       6.000%, 03/01/09                             $ 500              $  517
-----------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        517
-----------------------------------------------------------------------------
   NEBRASKA - 1.2%
     Omaha, Public Power District Electric RB, Ser D
       5.250%, 02/01/13                               700                 682
       5.300%, 02/01/16                               410                 394
-----------------------------------------------------------------------------
   TOTAL NEBRASKA                                                       1,076
-----------------------------------------------------------------------------
   NEW JERSEY - 1.1%
     New Jersey State GO, Ser F
       5.500%, 08/01/11                             1,000               1,026
-----------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                     1,026
-----------------------------------------------------------------------------
   NEW YORK - 5.5%
     Brookhaven GO
       5.500%, 10/01/13                               500                 501
     Triborough, Bridge & Tunnel Authority RB (A)
       5.250%, 01/01/17                             1,000                 921
     New York State Environmental Facilities
       Pollution Control RB (A)
       5.875%, 06/15/14                             1,000               1,018
     New York State GO, Ser C, MBIA
       5.375%, 11/15/17                             1,000                 950
     New York State GO, Series A
       5.875%, 03/15/15                             1,000               1,011
     New York State GO, Series F
       5.250%, 09/15/13                               500                 486
-----------------------------------------------------------------------------
   TOTAL NEW YORK                                                       4,887
-----------------------------------------------------------------------------
   OHIO - 2.9%
     Columbus GO, Ser 2
       5.750%, 06/15/15                             1,000               1,020
       5.500%, 06/15/16                             1,000                 988
     Ohio State GO
       6.200%, 08/01/12                               500                 533
-----------------------------------------------------------------------------
   TOTAL OHIO                                                           2,541
-----------------------------------------------------------------------------
   OREGON - 1.1%
     Oregon State Alternative Energy Project GO
       5.800%, 07/01/07                             1,000               1,026
-----------------------------------------------------------------------------
   TOTAL OREGON                                                         1,026
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 19

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   SOUTH CAROLINA - 1.6%
     Lancaster County, School District GO, FSA
       5.100%, 03/01/15                            $1,000              $  943
     South Carolina State Housing
       Finance & Development
       Authority Mortgage RB, FHA
       6.200%, 07/01/09                               500                 513
-----------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                 1,456
-----------------------------------------------------------------------------
   TENNESSEE - 1.8%
     Memphis, Sanitation Sewer System RB
       5.750%, 10/01/14                               500                 503
     Shelby County GO, Ser A
       5.250%, 03/01/11                               600                 595
     Tennessee State GO, Ser A
       5.700%, 03/01/14                               500                 518
-----------------------------------------------------------------------------
   TOTAL TENNESSEE                                                      1,616
-----------------------------------------------------------------------------
   TEXAS - 26.4%
     Arlington, Permanent Improvement GO
       5.250%, 08/15/16                               400                 382
     Austin, Independent School District GO
       5.000%, 08/01/11                               500                 486
     Austin, Independent School District GO (A)
       5.750%, 08/01/15                             1,000               1,005
     Comal, Independent School District GO (A)
       5.500%, 02/01/09                               750                 758
     Dallas GO
       5.250%, 02/15/14                             1,000                 974
     Dallas, Independent School District GO (A)
       5.250%, 08/15/12                             1,000                 986
     El Paso GO, AMBAC
       5.000%, 08/15/08                               500                 494
     Fort Bend, Independent School District GO (A)
       5.800%, 02/15/08                               975               1,005
     Fort Worth, Certificates GO
       5.750%, 03/01/16                             1,000               1,002
       5.625%, 03/01/13                             1,000               1,006
     Garland, Independent School District GO,
       Capital Appreciation (Zero Coupon)
       0.000%, 02/15/09                             1,200                 741
     Garland, Independent School District GO
       5.400%, 02/15/13                               475                 472
     Hallsville, Independent School District GO
       6.500%, 02/15/09                               795                 851
     Hallsville, Independent School District GO (A)
       5.250%, 02/15/12                               560                 552

The accompanying notes are an integral part of the financial statements.

20  APRIL 30, 2000

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   TEXAS (CONTINUED)
     Houston, Community College System RB,
       Student Fee Project, AMBAC
       5.000%, 04/15/12                             $ 500              $  475
     Houston, Independent School District GO
       5.375%, 08/15/17                             1,000                 960
     Houston, Independent School District GO (A)
       5.500%, 08/15/09                               545                 548
     Houston, Public Improvement GO
       5.250%, 03/01/12                               500                 494
     Houston, Water and Sewer System RB, MBIA
       5.000%, 12/01/18                               520                 463
     Lama, Consolidated Independent
       School District GO
       5.500%, 02/15/15                               500                 493
     Lamar, Independent School District GO (A)
       5.000%, 02/15/17                               250                 225
     Lower Colorado River Authority RB, Ser A
       5.875%, 05/15/16                             1,000               1,018
     San Antonio GO, Ser A
       5.125%, 02/01/17                               515                 474
     San Antonio, Electric & Gas RB,
       Unrefunded Balance
       5.750%, 02/01/11                               580                 584
       5.600%, 02/01/14                             1,000               1,003
     San Antonio, River Authority
       Improvement RB,
       Channel Project, FSA
       5.500%, 07/01/10                               700                 706
     Collin County, Permanent Improvement GO, Ser A
       5.400%, 02/15/14                             1,025               1,012
     Harris County GO
       5.125%, 10/01/17                               500                 459
     Texas State Public Finance Authority GO
       5.000%, 10/01/12                               500                 478
     Texas State Public Finance Authority GO, Ser A
       5.750%, 10/01/12                               750                 765
     Texas State Municipal Power Agency RB, FGIC
       5.000%, 09/01/14                               500                 472
     Texas State Water Development Board RB,
       Revolving Fund, Series B
       5.500%, 07/15/10                               660                 667
       5.000%, 07/15/15                               500                 462
     Texas State Water Development RB,
       Revolving Fund
       6.000%, 07/15/13                             1,000               1,033
-----------------------------------------------------------------------------
   TOTAL TEXAS                                                         23,505
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 21

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   UTAH - 1.1%
     Utah State Intermountain Power Agency,
       Utah Power Supply RB, Series B
       5.375%, 07/01/07                            $1,000            $  1,008
-----------------------------------------------------------------------------
   TOTAL UTAH                                                           1,008
-----------------------------------------------------------------------------
   VIRGINIA - 2.0%
     Newport News GO (MBIA)
       5.625%, 07/01/15                               795                 797
     Virginia, Commonwealth Transportation
       Board RB, Northern Virginia
       Transportation Program, Ser A
       5.500%, 05/15/15                             1,000                 988
-----------------------------------------------------------------------------
   TOTAL VIRGINIA                                                       1,785
-----------------------------------------------------------------------------
   WASHINGTON - 6.6%
     Seattle, Municipal Light & Power RB
       5.500%, 11/01/13                               460                 455
     Seattle, Water System RB, Ser B
       5.750%, 07/01/15                             1,000               1,008
     Tacoma, Electric System RB, Ser B, AMBAC
       5.500%, 01/01/12                               500                 501
     Washington State GO, Ser B
       5.750%, 05/01/18                               250                 249
       6.000%, 01/01/13                             1,000               1,039
     Washington State GO, Ser C
       5.500%, 07/01/18                             1,000                 981
     Washington State GO, Ser DD-14 & Ser B
       5.000%, 09/01/13                               750                 704
     Washington State Higher Education
       Facility RB Gonzaga University
       Project, MBIA
       5.000%, 04/01/17                             1,000                 903
-----------------------------------------------------------------------------
   TOTAL WASHINGTON                                                     5,840
-----------------------------------------------------------------------------
   WISCONSIN - 2.2%
     Milwaukee GO, Corporate Purpose, Ser K
       5.000%, 06/15/12                             1,000                 958
     Wisconsin State GO, Ser A
       5.600%, 05/01/15                             1,000               1,000
-----------------------------------------------------------------------------
   TOTAL WISCONSIN                                                      1,958
-----------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $87,760)                                                   86,690
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

22  APRIL 30, 2000

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
MONEY MARKETS - 1.9%
     Expedition Tax-Free Money Market Fund
       4.250%,                                     $1,718            $  1,718
-----------------------------------------------------------------------------
   TOTAL MONEY MARKETS
      (COST $1,718)                                                     1,718
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.3%
      (COST $89,478)                                                   88,408
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.7%                                  607
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization -- no par value) based on
   8,776,573  outstanding shares of beneficial interest                89,720
Portfolio Capital of Investment Shares - Class A (unlimited
   authorization -- no par value) based on
   48,227 outstanding shares of beneficial interest                       486
Distributions in excess of Net Investment income                          (14)
Accumulated net realized loss on investments                             (107)
Net unrealized depreciation on investments                             (1,070)
-----------------------------------------------------------------------------
    TOTAL NET ASSETS-- 100.0%                                         $89,015
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SHARES                             $10.09
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SHARES - CLASS A                       $10.09
-----------------------------------------------------------------------------
 MAXIMUM OFFERING PRICE PER SHARE--
   INVESTMENT SHARES - CLASS A (1)                                     $10.51
-----------------------------------------------------------------------------
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%
(A) Floating Rate Security- the rate reported on the Statement of Net Assets is the rate in effect on April 30, 2000. The date shown is the next scheduled reset date.
(B) Securities are held in conjunction with a letter of credit or other form of credit enhancement from a major commercial bank or financial institution, or government sponsored agency.
(C) Put and Demand feature- the date reported on the Statement of Net Assets is the sooner of the Maturity date or put date.

AMBAC -- American  Municipal Bond Assurance Company
FGIC -- Financial  Guaranty Insurance  Corporation
FHA --  Federal  Housing  Association
FSA --  Financial Security  Assurance
GO -- General  Obligation
MBIA -- Municipal  Bond Insurance Corporation
RB -- Revenue Bond

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 23

EXPEDITION MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 0.8%
   BANKS - 0.8%
     First Union
       6.680%, 02/15/01                            $3,000             $ 3,000
-----------------------------------------------------------------------------
   TOTAL BANKS                                                          3,000
-----------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT
      (COST $3,000)                                                     3,000
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 72.1%
   BANKS - 6.3%
     First Union
       5.900%, 06/08/00                             5,000               4,969
     SunTrust Banks
       6.000%, 05/19/00                             5,000               4,985
     Wells Fargo
       5.970%, 05/05/00                             8,000               7,995
     Zions Bankcorp
       6.120%, 05/18/00                             5,000               4,985
-----------------------------------------------------------------------------
   TOTAL BANKS                                                         22,934
-----------------------------------------------------------------------------
   BROKER/DEALERS - 13.9%
     Bear Stearns
       5.900%, 05/05/00                             5,000               4,997
       5.940%, 05/10/00                             5,000               4,993
     Goldman Sachs
       5.910%, 05/01/00                             5,000               5,000
       5.920%, 05/08/00                             5,000               4,994
       5.900%, 05/16/00                             5,000               4,988
     Merrill Lynch
       5.900%, 05/22/00                             5,000               4,983
       6.140%, 07/24/00                             5,000               4,928
     Morgan Stanley Dean Witter
       5.900%, 05/02/00                             5,000               4,999
       6.050%, 05/25/00                             5,000               4,980
       6.050%, 06/07/00                             6,000               5,963
-----------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                50,825
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

24  APRIL 30, 2000

EXPEDITION MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   DIVERSIFIED FINANCE - 13.6%
     American General Finance
       5.890%, 05/19/00                            $4,000            $  3,988
       6.070%, 06/13/00                             5,000               4,964
       6.000%, 07/10/00                             5,000               4,942
     Associates Corporation of North America
       6.040%, 06/16/00                             5,000               4,961
     Ford Motor Credit
       5.860%, 05/17/00                             5,000               4,987
     General Electric Capital
       5.930%, 05/15/00                             8,000               7,981
       5.910%, 05/18/00                             3,000               2,992
       6.000%, 06/12/00                             5,000               4,965
     General Motors Acceptance
       6.050%, 06/14/00                             5,000               4,963
     Toyota Motor Credit
       6.000%, 05/09/00                             5,000               4,993
-----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                           49,736
-----------------------------------------------------------------------------
   ELECTRICAL SERVICES - 11.2%
     Georgia Power
       6.010%, 05/04/00                             5,000               4,997
       6.070%, 06/09/00                             5,000               4,967
     National Rural Utility
       6.030%, 06/23/00                             7,000               6,938
       5.970%, 07/10/00                             2,000               1,977
       6.120%, 07/19/00                             7,000               6,906
     Southern Cal Edison
       5.840%, 05/03/00                             5,000               4,998
       6.020%, 05/23/00                             5,000               4,982
       6.050%, 06/22/00                             5,000               4,956
-----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                           40,721
-----------------------------------------------------------------------------
   FUNDING CORPORATIONS - 21.1%
     Centric Capital
       5.920%, 05/30/00                             5,000               4,976
       6.050%, 05/30/00                             5,000               4,976
       6.240%, 06/30/00                             5,311               5,256
     Falcon Asset Securitization
       6.040%, 05/25/00                             5,000               4,980
       6.230%, 06/09/00                             5,000               4,966
     Madison Funding
       5.980%, 05/04/00                             3,000               2,998
       6.100%, 05/23/00                             5,000               4,981
       6.090%, 06/05/00                             3,000               2,982

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 25

EXPEDITION MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   FUNDING CORPORATIONS (CONTINUED)
     Preferred Receivables Funding
       6.060%, 05/11/00                           $ 6,000           $   5,990
       6.170%, 07/25/00                             5,000               4,927
     Receivables Capital
       6.070%, 06/21/00                            10,000               9,914
       6.120%, 07/14/00                             5,000               4,937
     Riverwoods Funding
       6.020%, 05/24/00                             5,000               4,981
       6.100%, 06/16/00                             5,000               4,961
     Riverwoods Funding
       6.200%, 06/06/00                             5,000               4,969
-----------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                          76,794
-----------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 4.6%
     Clorox
       6.100%, 06/28/00                             6,000               5,941
       6.090%, 07/06/00                             7,000               6,922
       6.080%, 07/07/00                             4,000               3,955
-----------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                            16,818
-----------------------------------------------------------------------------
   LEASING & RENTING - 1.4%
     International Lease Finance
       6.070%, 06/26/00                             5,000               4,953
-----------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                              4,953
-----------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $262,781)                                                 262,781
-----------------------------------------------------------------------------
CORPORATE BONDS - 14.0%
   BANKS - 4.0%
     First Union
       6.600%, 06/15/00                             1,500               1,502
       6.170%, 08/08/00                             5,000               5,000
     NationsBank MTN
       5.700%, 09/11/00                             1,100               1,098
       6.750%, 02/26/01                             1,000               1,001
     Norwest Corporation
       6.750%, 05/12/00                             4,855               4,857
     Norwest Financial
       5.500%, 03/19/01                             1,000                 990
-----------------------------------------------------------------------------
   TOTAL BANKS                                                         14,448
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

26  APRIL 30, 2000

EXPEDITION MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   BROKER/DEALERS - 3.0%
     Bear Stearns
       6.500%, 07/05/00                            $2,000             $ 2,002
       6.250%, 12/01/00                             2,482               2,477
       5.750%, 02/15/01                             1,000                 993
     Merrill Lynch
       6.700%, 08/01/00                             2,000               2,004
     Merrill Lynch MTN
       6.380%, 07/18/00                             2,500               2,503
       6.020%, 04/16/01                             1,000                 994
-----------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                10,973
-----------------------------------------------------------------------------
   DIVERSIFIED FINANCE - 5.0%
     American General Finance MTN
       6.580%, 08/07/00                             1,000               1,001
     Associates Corporation of North America
       6.000%, 06/15/00                             1,200               1,201
       6.375%, 06/15/00                             2,800               2,801
       6.250%, 09/15/00                             1,200               1,201
     Associates Corporation of North America MTN
       6.710%, 06/01/00                             1,000               1,001
     Ford Motor Credit MTN
       6.840%, 06/05/00                             2,365               2,367
       6.000%, 02/27/01                             2,000               1,988
     General Motors Acceptance MTN
       5.200%, 10/26/00                             1,000                 993
       6.200%, 01/16/01                             1,500               1,495
       5.400%, 04/09/01                             2,000               1,976
       6.800%, 04/17/01                             2,000               1,999
-----------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                           18,023
-----------------------------------------------------------------------------
   LEASING & RENTING - 2.0%
     International Lease Finance
       6.200%, 05/01/00                             2,500               2,500
       6.625%, 06/01/00                             1,950               1,952
     International Lease Finance MTN
       6.180%, 06/01/00                             1,000               1,000
       6.630%, 06/01/00                             1,000               1,001
       6.210%, 02/01/01                             1,000                 995
-----------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                              7,448
-----------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $50,892)                                                   50,892
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 27

EXPEDITION MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
MUTUAL FUNDS - 1.9%
     Financial Square Government
     Money Market Fund #465 (A)
       5.830%,                                   $  6,908           $   6,908
-----------------------------------------------------------------------------
   TOTAL MUTUAL FUNDS
      (COST $6,908)                                                     6,908
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
     Student Loan Marketing Association (A)
       6.252%, 06/15/00                             5,000               5,000
       6.382%, 06/30/00                             5,000               5,000
       6.152%, 07/20/00                             3,000               3,000
-----------------------------------------------------------------------------
   TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
      (COST $13,000)                                                   13,000
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 7.7%
     J.P. Morgan, Inc.,
       5.67%,  dated 04/28/00, matures 05/01/00,
       repurchase price $28,271,000
       (collateralized by U.S. Treasury
       Note, par value $28,570,000, 4.625%,
       matures 11/30/00: market
       value $28,836,699)                          28,271              28,271
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $28,271)                                                   28,271
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.1%
      (COST $364,852)                                                 364,852
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.1%)                               (344)
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization -- no par value) based on
   147,476,677outstanding shares of beneficial interest               147,477
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value) based on
   217,030,026 outstanding shares of beneficial interest              217,030
Accumulated net realized gain on investments                                1
-----------------------------------------------------------------------------
    TOTAL NET ASSETS--100.0%                                         $364,508
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL SHARES                               $1.00
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INVESTMENT SERVICE SHARES                          $1.00
-----------------------------------------------------------------------------
(A) Variable Rate Security -- The reported rate on the Statement of Net Assets is the rate in effect on April 30, 2000.
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.

28  APRIL 30, 2000

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
MUNICIPAL BONDS - 99.2%
   ALABAMA - 3.2%
     Alabama State Multi-Family Housing RB,
       Rime Village Hoover Project,
       Series A (A) (B) (E)
       5.050%, 05/08/00                            $1,700              $1,700
     Mobile, Industrial Development
       Pollution Control RB,
       M & T Chemicals Project (A) (B) (C)
       5.225%, 05/08/00                             1,000               1,000
-----------------------------------------------------------------------------
   TOTAL ALABAMA                                                        2,700
-----------------------------------------------------------------------------
   ARIZONA - 0.1%
     Apache County, Industrial
       Development Authority RB,
       Tucson Electrical Power (A) (B) (C)
       5.000%, 05/08/00                               100                 100
-----------------------------------------------------------------------------
   TOTAL ARIZONA                                                          100
-----------------------------------------------------------------------------
   ARKANSAS - 0.1%
     Greystone, Tax Exempt Certificate
       Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership
       Project (A) (B) (C)
       5.210%, 05/08/00                               108                 108
-----------------------------------------------------------------------------
   TOTAL ARKANSAS                                                         108
-----------------------------------------------------------------------------
   COLORADO - 4.2%
     Colorado State Health Facility RB,
       Jefferson Hills Project
       Series B (A) (B) (C)
       5.100%, 05/08/00                             1,100               1,100
     SBC Metropolitan District,
       GO (A) (B) (C)
       4.000%, 12/01/00                             1,555               1,555
     Summit County, Recreational
       Facilities Authority RB,
       Copper Mountain Project (A) (B) (C)
       4.200%, 05/08/00                               885                 885
-----------------------------------------------------------------------------
   TOTAL COLORADO                                                       3,540
-----------------------------------------------------------------------------
   FLORIDA - 6.0%
     Capital Trust Agency, Multi-Family
       Housing Authority RB,
       Community Loan Project (A) (B) (C)
       5.180%, 05/08/00                             1,700               1,700
     Florida State Housing Finance
       Agency RB, Multi-Family
       Housing, Lakeside Project-B
      (A) (B) (C)
       5.200%, 05/08/00                             2,600               2,600
     Greystone, Tax Exempt Certificate
       Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership
       Project (A) (B) (C)
       5.210%, 05/08/00                               164                 164
     Orange County, Industrial
       Development Authority RB,
       Orlando Hawaiian Motel (A) (B) (C)
       4.550%, 10/02/00                               565                 565
-----------------------------------------------------------------------------
   TOTAL FLORIDA                                                        5,029
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 29

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   GEORGIA - 4.1%
     Cobb County, Multi-Family
       Housing Authority RB,
       Post Bridge Project (A) (B) (E)
       5.050%, 05/08/00                            $  900              $  900
     Fulton County, Development
       Authority RB, Robert W. Woodruff
       Arts Center Project, (A) (B) (C)
       5.100%, 05/08/00                               250                 250
     Greystone, Tax Exempt Certificate
       Trust Authority RB,
       Senior Certificate of Beneficial
       Ownership Project (A) (B) (C)
       5.210%, 05/08/00                               549                 549
     Macon-Bibb County, Hospital
       Authority RB, Medical Center
       of Central Georgia Project
      (A) (B) (C)
       5.100%, 05/08/00                               400                 400
     Savannah, Multi-Family
       Housing Authority RB,
       Somerset Place Project,
       Series A (A) (B) (E)
       5.050%, 05/08/00                               400                 400
     Walton County, Industrial
       Development RB,
       Walton Monroe Mills,
       Series B (A) (B) (C)
       5.100%, 05/08/00                               900                 900
-----------------------------------------------------------------------------
   TOTAL GEORGIA                                                        3,399
-----------------------------------------------------------------------------
   HAWAII - 1.0%
     Hawaii State Department Budget Finance RB,
       Special Purpose Mortgage (A) (B) (C)
       3.800%, 10/02/00                               840                 840
-----------------------------------------------------------------------------
   TOTAL HAWAII                                                           840
-----------------------------------------------------------------------------
   ILLINOIS - 8.8%
     Cook Country, Illinois Community Unit
       School District Number
       401 Elmwood Park, TAW
       4.980%, 10/25/00                             1,000               1,002
     Illinois State Sales Tax RB, Series Y
       5.000%, 06/15/00                               690                 691
     Kane Country, Illinois
       School District Number 131
       Aurora East Side, TAW
       4.970%, 09/29/00                             1,500               1,503
     Orland Park, Industrial Development
       Authority RB,
       Orland Properties
       (A) (B) (C)
       4.000%, 05/08/00                             1,035               1,035
     Radnor/East Peoria Project,
       Multi-Family Housing RB (A) (B) (C)
       5.350%, 05/08/00                               625                 625
     Winnebago & Boone County,
       School District No. 205 TAW
       6.100%, 10/30/00                             2,500               2,510
-----------------------------------------------------------------------------
   TOTAL ILLINOIS                                                       7,366
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

30  APRIL 30, 2000

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   INDIANA - 5.3%
     Fort Wayne, Industrial Economic
       Development Authority RB,
       Avery International Project
      (A) (B) (C)
       5.225%, 05/08/00                            $1,000              $1,000
     Mishawaka, Waterworks BAN
       4.250%, 08/11/00                               800                 800
     Muncie, Community Schools TAW
       4.650%, 12/29/00                             1,500               1,501
     Perry Township, School Building Corporation
       First Mortgage RB (C)
       4.500%, 01/15/01                             1,150               1,151
-----------------------------------------------------------------------------
   TOTAL INDIANA                                                        4,452
-----------------------------------------------------------------------------
   IOWA - 2.0%
     Iowa State Higher Education
       Authority RB,
       St. Ambrose University
       Project (A) (B) (C)
       5.150%, 05/08/00                             1,500               1,500
     Iowa State Finance Authority RB,
       Burlington Medical Center
       Project (A) (B)
       6.100%, 05/01/00                               150                 150
-----------------------------------------------------------------------------
   TOTAL IOWA                                                           1,650
-----------------------------------------------------------------------------
   KANSAS - 1.3%
     Greystone, Tax Exempt
       Certificate Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership Project
       (A) (B) (C)
       5.210%, 05/08/00                                81                  81
     Kansas State Development Finance
       Authority RB,
       Village Shalom Obligation
       Group - BB (A) (B) (C)
       6.000%, 05/01/00                             1,000               1,000
-----------------------------------------------------------------------------
   TOTAL KANSAS                                                         1,081
-----------------------------------------------------------------------------
   KENTUCKY - 2.7%
     Boone County, Pollution
       Control RB, Cincinnati Gas
       & Electric Project (A) (B) (C)
       4.300%, 05/08/00                               500                 500
     Jefferson County, Industrial
       Development Authority RB,
       Belknap Project (A) (B) (C)
       4.200%, 05/08/00                             1,263               1,263
     Lexington-Fayette Urban County,
       Government Industrial Building
       Authority RB, American Horse
       Shows Association Project
       (A) (B) (C)
       5.100%, 05/08/00                               525                 525
-----------------------------------------------------------------------------
   TOTAL KENTUCKY                                                       2,288
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 31

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   MARYLAND - 2.9%
     Maryland State Health &
       Higher Educational Facilities
       Authority RB, Barnesville
       School Issue (A) (B) (C)
       5.100%, 05/08/00                            $2,400              $2,400
-----------------------------------------------------------------------------
   TOTAL MARYLAND                                                       2,400
-----------------------------------------------------------------------------
   MASSACHUSETTS - 0.6%
     Massachusetts State Health
       Facilities Authority RB,
       Framingham Union Hospital
       Project, Series B (D)
       8.500%, 07/01/00                               455                 467
-----------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    467
-----------------------------------------------------------------------------
   MICHIGAN - 6.4%
     Farwell, Area School District SAN
       4.500%, 09/19/00                             1,100               1,101
     Jackson County, Economic
       Development Limited
       Obligation RB, Thrifty
       Leoni Project (A) (B) (C)
       5.225%, 05/08/00                             1,000               1,000
     McDonald Tax-Exempt Mortgage
       Trust (A) (B) (C)
       3.450%, 05/15/00                               146                 146
     Michigan State Strategic Fund RB,
       Peachwood Center Association
       (A) (B) (C)
       5.200%, 05/08/00                             1,730               1,730
     Michigan State Job Development
       Authority RB, East Lansing
       Residential Project (A) (B) (C)
       4.350%, 05/08/00                               900                 900
     River Rouge, School District SAN
       5.500%, 08/24/00                               500                 501
-----------------------------------------------------------------------------
   TOTAL MICHIGAN                                                       5,378
-----------------------------------------------------------------------------
   MINNESOTA - 5.2%
     Minnesota State Capital
       Realty Trust RB (A) (B) (C)
       5.330%, 05/08/00                             3,335               3,335
     St. Paul, Port Authority
       Industrial RB,
       Minnesota Divers Industrial
       Project, Series 1 (A) (B) (C)
       5.190%, 05/08/00                             1,000               1,000
-----------------------------------------------------------------------------
   TOTAL MINNESOTA                                                      4,335
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

32  APRIL 30, 2000

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   MISSOURI - 8.0%
     Clayton, Industrial Development Authority RB,
       Bailey Court Project (A) (B) (C)
       5.300%, 05/08/00                            $  500              $  500
     Kansas City, Industrial
       Development Multifamily Housing
       Authority RB, Cloverset Apartment
       Program (A) (B) (C)
       5.400%, 05/08/00                             1,505               1,505
     Missouri State Health & Education
       Facilities Authority RB,
       Francis R. Howell III Project,
       Series E,
       4.250%, 09/19/00                             1,000               1,002
     Missouri State Health & Education
       Facilities Authority RB,
       Drury College Project (A) (B) (C)
       6.150%, 05/01/00                               800                 800
     Missouri State Health and
       Education Facilities
       Authority RB,
       Saint Louis University
       Project, Series B (A) (B)
       6.050%, 05/01/00                               800                 800
     Saint Louis County, Industrial
       Development Authority RB,
       Schnuck Markets Kirkwood
       Incorporated Project, (A) (B) (C)
       5.225%, 05/08/00                               900                 900
     Saint Louis, Grantor Trust
       RB, Series 1996-A, COP (A) (B) (C)
       5.200%, 05/08/00                             1,200               1,200
-----------------------------------------------------------------------------
   TOTAL MISSOURI                                                       6,707
-----------------------------------------------------------------------------
   NEW JERSEY - 0.6%
     North Hudson, New Jersey Sewer Authority
       5.000%, 03/30/01                               500                 500
-----------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                       500
-----------------------------------------------------------------------------
   NEW MEXICO - 0.6%
     New Mexico State Finance Authority RB,
       Administrative Fee Trims
       Project, Series A (A) (B) (C)
       5.050%, 05/08/00                               500                 500
-----------------------------------------------------------------------------
   TOTAL NEW MEXICO                                                       500
-----------------------------------------------------------------------------
   NEW YORK - 0.6%
     New York City, Industrial
       Development Agency RB,
       Civic Facility Jewish
       Community Center (A) (B) (C)
       5.050%, 05/08/00                               500                 500
-----------------------------------------------------------------------------
   TOTAL NEW YORK                                                         500
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 33

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   OHIO - 6.3%
     Bellevue, Hospital Facilities
       RB, Hospital Project (A) (B) (C)
       4.300%, 09/01/00                            $  550              $  550
     Clermont County, Economic
       Development RB,
       John Q Hammons Project (A) (B) (C)
       4.000%, 05/01/00                               790                 790
     Cuyahoga County, Ohio Health
       Care Facilities RB,
       Cleveland Neighborhood Project A (A) (B) (C)
       4.050%, 06/01/00                               710                 710
     East Muskingum, Ohio Water Authority BANS
       4.320%, 06/22/00                               400                 400
     McDonald Tax-Exempt Mortgage Trust (A) (B) (C)
       3.450%, 05/15/00                               682                 682
     Toledo Lucas County, Cultural Facility RB,
       Toledo Museum of Art Project (A) (B) (C)
       5.150%, 05/08/00                             1,200               1,200
     Salem, Ohio BAN
       3.650%, 05/26/00                               900                 900
-----------------------------------------------------------------------------
   TOTAL OHIO                                                           5,232
-----------------------------------------------------------------------------
   OREGON - 1.9%
     Clackamas County, Hospital Facilities RB,
       Senior Living Facility
       - Mary Woods -C (A) (B) (C)
       5.250%, 05/08/00                             1,600               1,600
-----------------------------------------------------------------------------
   TOTAL OREGON                                                         1,600
-----------------------------------------------------------------------------
   PENNSYLVANIA - 2.3%
     Clarion County, Industrial
       Development Authority RB,
       Meritcare Project, Series A (A) (B) (C)
       5.100%, 05/08/00                               200                 200
     McDonald Tax-Exempt
       Mortgage Trust (A) (B) (C)
       3.450%, 05/15/00                               146                 146
     Montgomery County, Higher
       Education & Health
       Authority RB, Higher Education
       & Health Loan Project,
       Series 96-A, (A) (B) (C)
       5.150%, 05/08/00                               200                 200
     Philadelphia, Hospital & Higher
       Education Facilities
       Authority RB, Temple East
       Project, Series B (A) (B) (C)
       5.250%, 05/08/00                               500                 500
     Washington County, Industrial
       Development Authority RB,
       Wetterau Finance Company
       Project, (A) (B) (C)
       5.100%, 05/08/00                               900                 900
-----------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                   1,946
-----------------------------------------------------------------------------
   SOUTH CAROLINA - 0.1%
     Walhalla, RB, Avondale
       Mills Project (A) (B) (C)
       5.100%, 05/08/00                               100                 100
-----------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                   100
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

34  APRIL 30, 2000

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                   FACE                 VALUE
DESCRIPTION                                     AMT. (000)              (000)
-----------------------------------------------------------------------------
   SOUTH DAKOTA - 0.5%
     South Dakota State Housing
       Development Authority RB,
       Homeownership Mortgage, Series A
       4.750%, 05/01/00                            $  450              $  450
-----------------------------------------------------------------------------
   TOTAL SOUTH DAKOTA                                                     450
-----------------------------------------------------------------------------
   TENNESSEE - 3.6%
     Knox County, Industrial
       Development Authority RB,
       Center Square II Limited
       Project (A) (B) (C)
       4.950%, 05/08/00                             1,250               1,250
     Greystone, Tax Exempt
       Certificate Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership
       Project (A) (B) (C)
       5.210%, 05/08/00                               614                 614
     Memphis, GO, Series A (A) (B)
       5.100%, 05/08/00                               600                 600
     Metropolitan Nashville &
       Davidson County, Health
       & Education Facilities Board RB,
       Franklin Road Project (A) (B) (C)
       5.100%, 05/08/00                               500                 500
-----------------------------------------------------------------------------
   TOTAL TENNESSEE                                                      2,964
-----------------------------------------------------------------------------
   TEXAS - 9.0%
     Bryan, Texas Independent School District
       Public Facility RB (C)
       4.300%, 02/15/01                             1,045               1,045
     Corpus Christi, Industrial Development Authority,
       Texas Air Project (A) (B) (C)
       4.300%, 08/01/00                               315                 315
     Gulf Coast, Waste Disposal Authority RB,
       Armco Incorporated Project (A) (B) (C)
       5.100%, 05/08/00                             1,450               1,450
     Longview, Texas Water and Sewer RB (C)
       7.000%, 03/01/01                               150                 153
     Texas State Cypress-Fairbanks Independent School
       District GO, Series A (C)
       8.125%, 08/01/00                               300                 303
     Texas State Health Facilities Development RB,
       Series 1985-A (A) (B) (C)
       5.300%, 05/08/00                             1,300               1,300
     Texas State Association of School Boards TAN, Series A
       4.500%, 08/31/00                             1,000               1,000
     Waxahachie, Industrial Development Authority RB,
       Container Project (A) (B) (C)
       5.220%, 05/08/00                             1,950               1,950
-----------------------------------------------------------------------------
   TOTAL TEXAS                                                          7,516
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 35

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   UTAH - 1.0%
     West Valley, Industrial Development RB,
       Johnson Matthey Project (A) (B) (C)
       5.850%, 05/01/00                            $  800              $  800
-----------------------------------------------------------------------------
   TOTAL UTAH                                                             800
-----------------------------------------------------------------------------
   VIRGINIA - 0.4%
     Greystone, Tax Exempt
       Certificate Trust Authority RB,
       Senior Certificate of
       Beneficial Ownership
       Project (A) (B) (C)
       5.210%, 05/08/00                               289                 289
-----------------------------------------------------------------------------
   TOTAL VIRGINIA                                                         289
-----------------------------------------------------------------------------
   WASHINGTON - 0.2%
     Washington State Economic
       Development Finance Authority RB,
       Pioneer Human Services
       Project, Series H (A) (B) (C)
       6.100%, 05/01/00                               100                 100
     Washington State Housing Finance
       Community Non-Profit RB,
       YMCA Columbia/Willamette
       (A) (B) (C)
       5.100%, 05/08/00                               100                 100
-----------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       200
-----------------------------------------------------------------------------
   WEST VIRGINIA - 4.0%
     Putnam County, Industrial
       Development RB,
       FMC Corporation Project (A) (B) (C)
       4.100%, 05/08/00                             1,200               1,200
     West Virginia State Hospital
       Finance Authority RB,
       St. Josephs Hospital Project
       (A) (B) (C)
       5.100%, 05/08/00                             2,100               2,100
-----------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                  3,300
-----------------------------------------------------------------------------
   WISCONSIN - 5.7%
     Marinette County BANS
       4.750%, 07/05/00                               800                 800
     Marshall, School District TRAN
       4.120%, 08/25/00                               950                 950
     Slinger, School District TRAN
       4.040%, 09/27/00                             1,000               1,000
     Wisconsin State Health & Educational
       Facilities Authority RB,
       Milwaukee Protestant Home Project,
       Series A (A) (B) (C)
       5.150%, 05/08/00                             2,000               2,000
-----------------------------------------------------------------------------
   TOTAL WISCONSIN                                                      4,750
-----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

36  APRIL 30, 2000

EXPEDITION TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS (UNAUDITED)

                                                    FACE                VALUE
DESCRIPTION                                      AMT. (000)             (000)
-----------------------------------------------------------------------------
   WYOMING - 0.5%
     Cheyenne County, Economic
       Development RB,
       Holiday Inn Project (A) (B) (C)
       4.550%, 10/02/00                            $  390              $  390
-----------------------------------------------------------------------------
   TOTAL WYOMING                                                          390
-----------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $82,877)                                                  $82,877
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.2%
      (COST $82,877)                                                   82,877
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.8%                                  667
-----------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares (unlimited
   authorization -- no par value) based on
   13,600,684 outstanding shares of beneficial interest                13,601
Portfolio Capital of Investment Service Shares (unlimited
   authorization -- no par value) based on
   69,950,445 outstanding shares of beneficial interest                69,950
Accumulated net realized loss on investments                               (7)
=============================================================================
    TOTAL NET ASSETS--100.0%                                          $83,544
=============================================================================
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE--INSTITUTIONAL SHARES                                $1.00
-----------------------------------------------------------------------------
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE--INVESTMENT SERVICE SHARES                           $1.00
-----------------------------------------------------------------------------
(A) Floating Rate Security- the rate reported on the Statement of Net Assets is the rate in effect on April 30, 2000. The date shown is the next scheduled reset date.
(B) Put and Demand feature- the date reported on the Statement of Net Assets is the sooner of the maturity date or put date.
(C) Securities are held in conjunction with a letter of credit or other form of credit enhancement from a major commercial bank or financial institution, or government sponsored agency.
(D) Pre-Refunded Security- the maturity date shown is the Pre-Refunded date.
(E) Securities are collateralized under agreement from FNMA
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
GO -- General  Obligation
RB -- Revenue Bond
SAN -- School  Anticipation  Note
TAN -- Tax  Anticipation  Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 37

STATEMENT OF OPERATIONS (000) (UNAUDITED)
For the six-month period ended April 30, 2000

                                                EXPEDITION         EXPEDITION
                                                  EQUITY          EQUITY INCOME
                                                   FUND              FUND(1)
                                               ------------       -------------
INVESTMENT INCOME:
   Dividends                                     $ 1,612              $  130
   Interest                                          157                  19
                                                 -------              ------
   Total investment income                         1,769                 149
EXPENSES:
   Investment Advisory fees                        1,517                  42
   Waiver of Investment Advisory fees                 --                  --
   Administrator fees                                405                  12
   Waiver of Administrator fees                       --                  --
   Transfer Agent fees                                37                  --
   Custodian fees                                     41                   1
   Directors' fees                                    --                  --
   Registration fees                                 (11)                  2
   Professional fees                                   8                   4
   Printing fees                                      16                   2
   Shareholder Servicing fees --
     Investment Service Shares                        --                  --
   Distribution fees --
     Investment Shares - Class A                       7                  --
     Investment Shares - Class B                      49                  --
   Amortization of organization costs                  3                   5
   Other fees                                          9                   1
                                                 -------              ------
   Net expenses                                    2,081                  69
                                                 -------              ------
   Investment income -- net                         (312)                 80
                                                 -------              ------
   Net realized gain (loss) on investments        44,854               1,563
   Net change in unrealized appreciation
     (depreciation) of investments                 6,084                (596)
                                                 -------              ------
   NET GAIN (LOSS) ON INVESTMENTS                 50,939                 967
                                                 -------              ------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                  $50,626             $ 1,047
                                                 =======             =======

(1) Commenced Operations on March 3, 2000.
Amounts designated as "--" are either $0 or have been rounded to $0.

38  APRIL 30, 2000

                                                EXPEDITION         EXPEDITION                          EXPEDITION
                                                INVESTMENT     TAX-FREE INVESTMENT    EXPEDITION        TAX-FREE
                                                GRADE BOND         GRADE BOND        MONEY MARKET     MONEY MARKET
                                                   FUND              FUND(1)            FUND              FUND
                                                ----------     -------------------   ------------     ------------
INVESTMENT INCOME:
   Dividends                                    $     --            $     --           $     --         $    --
   Interest                                        3,729                 719             10,316           1,661
                                                --------            --------           --------         -------
   Total investment income                         3,729                 719             10,316           1,661
EXPENSES:
   Investment Advisory fees                          388                  70                702              83
   Waiver of Investment Advisory fees               (115)                (14)              (380)            (10)
   Administrator fees                                119                  11                263              64
   Waiver of Administrator fees                       --                  --                 --              --
TRANSFER AGENT FEES                                   47                   6                 37              17
   Custodian fees                                     12                   3                 35               8
   Directors' fees                                     1                   1                  9               1
   Registration fees                                  26                   2                 54               5
   Professional fees                                   5                   2                 15               6
   Printing fees                                       5                   5                 12               5
   Shareholder Servicing fees --
     Investment Service Shares                         2                  --                259              81
   Distribution fees--
     Investment Shares - Class A                       8                  --                 --              --
     Investment Shares - Class B                       1                  --                 --              --
   Amortization of organization costs                  1                   5                 --               2
   Other fees                                          2                  --                  8               3
                                                --------            --------           --------         -------
   Net expenses                                      502                  91              1,014             265
                                                --------            --------           --------         -------
   Investment income-- net                         3,227                 628              9,302           1,396
                                                --------            --------           --------         -------
   Net realized gain (loss) on investments          (825)               (107)                --              --
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENTS                     (1,126)                956                --              --
                                                --------            --------           --------         -------
   NET GAIN (LOSS) ON INVESTMENTS                 (1,951)                849                --              --
                                                --------            --------           --------         -------
   NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                            $  1,276            $  1,477          $  9,302         $ 1,396
                                                ========            ========           ========         =======


The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 39

STATEMENT  OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2000 (unaudited) and the year ended October 31, 1999

                                                    EXPEDITION          EXPEDITION
                                                      EQUITY           EQUITY INCOME
                                                       FUND                FUND
                                               ---------------------   -------------
                                                 Period      Year         Period
                                                  Ended      Ended         Ended
                                                 4/30/00   10/31/99     4/30/00(2)
                                                --------- ----------    ----------
OPERATIONS:
Investment income-- net                        $   (312)  $     29       $     80
Net realized gain (loss) on investments          44,854     41,739          1,563
Net change in unrealized appreciation
   (depreciation) of investments                  6,084     45,700           (596)
                                               --------   --------       --------
Net increase (decrease) in net assets
   resulting from operations                     50,626     87,468          1,047
                                               --------   --------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                              --       (100)           (34)
   Investment Shares - Class A/Investment
    Service Shares                                              --             --
   Investment Shares - Class B                       --         --             --
Net realized gain on investments:
   Institutional Shares                         (40,733)   (15,469)            --
   Investment Shares - Class A/Investment
    Service Shares                                 (558)      (161)            --
   Investment Shares - Class B                     (966)        (2)            --
                                               --------   --------       --------
Total distributions                             (42,257)   (15,732)           (34)
                                               --------   --------       --------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds in Connection with the Acquisition
     of Common Trust Fund Assets                     --         --         35,971
   Proceeds from sales                           30,433     51,570             58
   Reinvestment of distributions                 40,656     15,498             --
   Payments for redemptions                     (35,715)   (57,381)        (1,470)
                                               --------   --------       --------
Increase (decrease) in net assets from Institutional
   Shares transactions                           35,374      9,687         34,559
                                               --------   --------       --------
Investment Shares - Class A and Investment Service
   Shares (respectively):
   Proceeds from sales                            2,096      3,389             30
   Reinvestment of distributions                    541        153             --
   Payments for redemptions                        (333)    (1,433)            --
                                               --------   --------       --------
Increase (decrease) in net assets from
   Investment Shares - Class A and Investment
   Service Shares (respectively) transactions     2,304      2,109             30
                                               --------   --------       --------
Investment Shares - Class B
   Proceeds from sales                            4,394      7,712            127
   Reinvestment of distributions                    960          2             --
   Payments for redemptions                        (742)      (239)            --
                                               --------   --------       --------
Increase (decrease) in net assets from
   Investment Shares - Class B                    4,612      7,475            127
                                               --------   --------       --------
Increase (decrease) in net assets from
   capital share transactions                    42,290     19,271         34,716
                                               --------   --------       --------
   Total increase (decrease) in net assets       50,659     91,007         35,729
                                               --------   --------       --------
NET ASSETS AT BEGINNING OF PERIOD               376,088    285,081             --
                                               --------   --------       --------
NET ASSETS AT END OF PERIOD                    $426,747   $376,088       $ 35,729
                                               ========   ========       ========

(1) See note 4 in the notes to financial statements for additional  information.
(2) Commenced Operations on March 3, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.

40  APRIL 30, 2000

                                                                                    EXPEDITION
                                                               EXPEDITION            TAX-FREE
                                                            INVESTMENT GRADE     INVESTMENT GRADE
                                                          --------------------  -------------------
                                                           Period      Year         Period
                                                            Ended      Ended         Ended
                                                           4/30/00   10/31/99     4/30/00(2)
                                                          --------- ----------   ------------
OPERATIONS:
Investment income-- net                                   $  3,227   $  5,457      $     628
Net realized gain (loss) on investments                       (825)       (89)          (107)
Net change in unrealized appreciation
   (depreciation) of investments                            (1,126)    (5,544)           956
                                                          --------   --------      ---------
Net increase (decrease) in net assets resulting
   from operations                                           1,276      (176)          1,477
                                                          --------   --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                                     (3,048)    (5,030)          (641)
   Investment Shares - Class A/Investment Service Shares    14,240       (416)            (1)
   Investment Shares - Class B                                  (4)        (3)            --
Net realized gain on investments:
   Institutional Shares                                         --         --             --
   Investment Shares - Class A/Investment Service Shares        --         --             --
   Investment Shares - Class B                                  --         --             --
                                                          --------   --------      ---------
Total distributions                                         (3,225)    (5,449)          (642)
                                                          --------   --------      ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds in Connection with the Acquisition
     of Common Trust Fund Assets                            38,701         --         93,207
   Proceeds from sales                                      14,240     18,496          1,281
   Reinvestment of distributions                             1,737      3,048              1
   Payments for redemptions                                (18,051)   (22,452)        (6,795)
                                                          --------   --------      ---------
Increase (decrease) in net assets from Institutional
   Shares transactions                                      36,627       (908)        87,694
                                                          --------   --------      ---------
Investment Shares - Class A and Investment Service
   Shares (respectively):
   Proceeds from sales                                         118        353            485
   Reinvestment of distributions                               113        265              1
   Payments for redemptions                                 (1,072)    (3,221)            --
                                                          --------   --------      ---------
Increase (decrease) in net assets from
   Investment Shares - Class A and Investment
   Service Shares (respectively) transactions                 (841)    (2,603)           486
                                                          --------   --------      ---------
Investment Shares - Class B
   Proceeds from sales                                          81        237             --
   Reinvestment of distributions                                 4          3             --
   Payments for redemptions                                    (87)       (21)            --
                                                          --------   --------      ---------
Increase (decrease) in net assets from
   Investment Shares - Class B                                  (2)       219             --
                                                          --------   --------      ---------
Increase (decrease) in net assets from
   capital share transactions                               35,784     (3,292)        88,180
                                                          --------   --------      ---------
   Total increase (decrease) in net assets                  33,835     (8,917)        89,015
                                                          --------   --------      ---------
NET ASSETS AT BEGINNING OF PERIOD                          106,382    115,299             --
                                                          --------   --------      ---------
NET ASSETS AT END OF PERIOD                               $140,217   $106,382      $  89,015
                                                          ========   ========      =========


                                                                                      EXPEDITION
                                                            EXPEDITION                 TAX-FREE
                                                           MONEY MARKET              MONEY MARKET
                                                               FUND                      FUND
                                                     -----------------------    ----------------------
                                                        Period      Year           Period       Year
                                                         Ended      Ended           Ended       Ended
                                                        4/30/00   10/31/99         4/30/00    10/31/99
                                                      ---------- ----------      ----------  ----------
OPERATIONS:
Investment income-- net                                $  9,302  $  13,895      $   1,396    $   2,064
Net realized gain (loss) on investments                      --         (2)            --           (7)
Net change in unrealized appreciation
   (depreciation) of investments                             --         --             --           --
                                                       --------  ---------      ---------    ---------
Net increase (decrease) in net assets resulting
   from operations                                        9,302     13,893          1,396        2,057
                                                       --------  ---------      ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income -- net:
   Institutional Shares                                  (3,921)    (5,844)          (351)        (466)
   Investment Shares - Class A/Investment Service Shares (5,381)    (8,050)        (1,045)      (1,598)
   Investment Shares - Class B                               --         --             --           --
Net realized gain on investments:
   Institutional Shares                                      --         --             --           --
   Investment Shares - Class A/Investment Service Shares     --         --             --           --
   Investment Shares - Class B                               --         --             --           --
                                                       --------  ---------      ---------    ---------
Total distributions                                      (9,302)   (13,894)        (1,396)      (2,064)
                                                       --------  ---------      ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds in Connection with the Acquisition
     of Common Trust Fund Assets                             --         --             --           --
   Proceeds from sales                                  340,258    507,343         12,636       48,856
   Reinvestment of distributions                            156        284             --           --
   Payments for redemptions                            (323,733)  (479,528)       (27,910)     (19,981)
                                                       --------  ---------      ---------    ---------
Increase (decrease) in net assets from Institutional
   Shares transactions                                   16,681     28,099        (15,274)      28,875
                                                       --------  ---------      ---------    ---------
Investment Shares - Class A and Investment Service
   Shares (respectively):
   Proceeds from sales                                  344,572    637,445         92,674      158,834
   Reinvestment of distributions                            586      1,324             12           14
   Payments for redemptions                            (314,560)  (595,247)       (82,631)    (163,495)
                                                       --------  ---------      ---------    ---------
Increase (decrease) in net assets from
   Investment Shares - Class A and Investment
   Service Shares (respectively) transactions            30,598     43,522         10,055       (4,647)
                                                       --------  ---------      ---------    ---------
Investment Shares - Class B
   Proceeds from sales                                       --         --             --           --
   Reinvestment of distributions                             --         --             --           --
   Payments for redemptions                                  --         --             --           --
                                                       --------  ---------      ---------    ---------
Increase (decrease) in net assets from
   Investment Shares - Class B                               --         --             --           --
                                                       --------  ---------      ---------    ---------
Increase (decrease) in net assets from
   capital share transactions                            47,279     71,621         (5,219)      24,228
                                                       --------  ---------      ---------    ---------
   Total increase (decrease) in net assets               47,279     71,620         (5,219)      24,221
                                                       --------  ---------      ---------    ---------
NET ASSETS AT BEGINNING OF PERIOD                       317,229    245,609         88,763       64,542
                                                       --------  ---------      ---------    ---------
NET ASSETS AT END OF PERIOD                            $364,508  $ 317,229      $  83,544    $  88,763
                                                       ========  =========      =========    =========

The accompanying notes are an integral part of the financial statements.

                                                               APRIL 30, 2000 41

FINANCIAL HIGHLIGHTS

For the six-month period ended April 30, 2000 (unaudited) and the periods ended October 31, For a Share Outstanding Throughout each Period.

------------------------------------------------------------------------------------------------------------------
                                     NET                    REALIZED AND  DISTRIBUTIONS                NET ASSET
                                 ASSET VALUE,       NET      UNREALIZED      FROM NET   DISTRIBUTIONS    VALUE,
                                  BEGINNING    INVESTMENT GAINS OR (LOSSES) INVESTMENT       FROM         END OF
                                  OF PERIOD       INCOME  ON INVESTMENTS     INCOME     CAPITAL GAINS    PERIOD
                                 ------------  ---------- --------------  ------------- -------------  ---------
------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                              $13.09         (0.01)        1.66            --        (1.49)       $13.25
  1999                               10.55            --         3.13            --        (0.59)        13.09
  1998                                9.39          0.06         1.67         (0.06)       (0.51)        10.55
  1997(1)                            10.00          0.02         0.25         (0.02)       (0.86)         9.39
  Investment Shares - Class A
  2000                              $13.06          0.67         0.96            --        (1.49)       $13.20
  1999                               10.58         (0.03)        3.10            --        (0.59)        13.06
  1998(2)                             9.65          0.04         1.45         (0.05)       (0.51)        10.58
  Investment Shares - Class B
  2000                              $12.96         (0.04)        1.60            --        (1.49)       $13.03
  1999(3)                            10.82         (0.04)        2.77            --        (0.59)        12.96
------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000(8)                           $10.00          0.02         0.28         (0.01)          --        $10.29
  Investment Shares - Class A
  2000(9)                           $ 9.78          0.02         0.50         (0.01)          --        $10.29
  Investment Shares - Class B
  2000(10)                          $ 9.82          0.01         0.46         (0.01)          --        $10.28
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                              $ 9.65          0.26        (0.17)        (0.26)          --        $ 9.48
  1999                               10.15          0.49        (0.50)        (0.49)          --          9.65
  1998                                9.85          0.51         0.30         (0.51)          --         10.15
  1997(1)                             9.69          0.19         0.16         (0.19)          --          9.85
  Investment Shares - Class A
  2000                              $ 9.64          0.24        (0.17)        (0.24)          --        $ 9.47
  1999                               10.15          0.47        (0.51)        (0.47)          --          9.64
  1998                                9.85          0.49         0.30         (0.49)          --         10.15
  1997                                9.77          0.53         0.08         (0.53)          --          9.85
  1996                                9.92          0.58        (0.15)        (0.58)          --          9.77
  1995                                9.54          0.63         0.38         (0.63)          --          9.92
  Investment Shares - Class B
  2000                              $ 9.64          0.21        (0.16)        (0.21)          --        $ 9.48
  1999(3)                            10.06          0.38        (0.17)        (0.63)          --          9.64
------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000(8)                           $10.00          0.07         0.09         (0.07)          --        $10.09
  Investment Shares - Class A
  2000(9)                           $10.05          0.06         0.04         (0.06)          --        $10.09
------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                              $ 1.00          0.03           --         (0.03)          --        $ 1.00
  1999                                1.00          0.05           --         (0.05)          --          1.00
  1998                                1.00          0.05           --         (0.05)          --          1.00
  1997(4)                             1.00          0.02           --         (0.02)          --          1.00
  Investment Service Shares
  2000                              $ 1.00          0.03           --         (0.03)          --        $ 1.00
  1999                                1.00          0.05           --         (0.05)          --          1.00
  1998                                1.00          0.05           --         (0.05)          --          1.00
  1997(5)                             1.00          0.08           --         (0.08)          --          1.00
  1996                                1.00          0.04           --         (0.04)          --          1.00
  1995                                1.00          0.05           --         (0.05)          --          1.00
  1994                                1.00          0.03           --         (0.03)          --          1.00
------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                              $ 1.00          0.02           --         (0.02)          --        $ 1.00
  1999(6)                             1.00          0.02           --         (0.02)          --          1.00
  Investment Service Shares
  2000                              $ 1.00          0.02           --         (0.02)          --        $ 1.00
  1999                                1.00          0.03           --         (0.03)          --          1.00
  1998(7)                             1.00          0.01           --         (0.01)          --          1.00

 *  Annualized
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on June 13, 1997.
(2) Commenced operations  on November 24, 1997.
(3) Commenced operations on November 16, 1998.

The accompanying notes are an integral part of the financial statements. 42 APRIL 30, 2000

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIO OF      RATIO OF NET
                                                                      RATIO OF NET  EXPENSES TO   INVESTMENT (LOSS) TO
                                                           RATIO OF    INVESTMENT   AVERAGE NET    AVERAGE NET ASSETS
                                            NET ASSETS      EXPENSES INCOME (LOSS) ASSETS (EXCLUDING  (EXCLUDING
                                   TOTAL       END OF      TO AVERAGE  TO AVERAGE   WAIVERS AND        WAIVERS AND    PORTFOLIO
                                   RETURN+  PERIOD (000)   NET ASSETS  NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS) TURNOVER RATE
                                   -------  ------------   ----------  ----------  --------------   --------------  -------------
---------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                               14.41%     $407,152     1.00%*       (0.13)%*      1.00%*        (0.13)%*        40.14%
  1999                               30.87%      363,694     1.05%         0.04%        1.05%          0.04%          90.76%
  1998                               19.18%      283,170     1.08%         0.38%        1.11%          0.35%          54.19%
  1997(1)                             2.96%      237,567     1.09%*        0.53%*       1.09%*         0.53%*         64.68%
  Investment Shares - Class A
  2000                                9.71%     $  7,095     1.25%*       (0.38%)*      1.25%*        (0.38%)*        40.14%
  1999                               30.16%        4,688     1.30%        (0.21%)       1.30%         (0.21%)         90.76%
  1998(2)                            16.16%        1,911     1.29%*       (0.14%)*      1.37%*        (0.22%)*        54.19%
  Investment Shares - Class B
  2000                                8.80%     $ 12,500     2.00%*       (1.13%)*       2.00%*        (1.13%)*        40.14%
  1999(3)                            26.31%        7,706     2.05%*       (0.95%)*      2.05%*        (0.95%)*        90.76%
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000(8)                             4.24%     $ 35,571     1.29%*        1.49%*       1.29%*         1.49%*         29.79%
  Investment Shares - Class A
  2000(9)                             6.50%     $     31     1.56%*        1.44%*       1.56%*         1.45%*         29.79%
  Investment Shares - Class B
  2000(10)                           (0.12)%    $    127     2.47%*        0.78%*       2.47%*         0.84%*         29.79%
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                                1.00%     $133,695     0.83%*        5.44%*       1.02%*         5.25%*         43.04%
  1999                               (0.06%)      98,889     0.90%         5.00%        1.15%          4.75%          39.57%
  1998                                8.43%      104,953     0.94%         5.11%        1.13%          4.92%          32.93%
  1997(1)                             3.49%      101,224     1.10%*        5.05%*       1.11%*         5.04%*         69.09%
  Investment Shares - Class A
  2000                                0.87%      $ 6,313     1.08%*        5.12%*       1.28%*         4.92%*         43.04%
  1999                               (0.41%)       7,279     1.15%         4.75%        1.40%          4.50%          39.57%
  1998                                8.25%       10,346     1.10%         4.95%        1.25%          4.80%          32.93%
  1997                                6.41%       23,630     1.13%         5.46%        1.56%          5.03%          69.09%
  1996                                4.44%       44,552     1.08%         5.90%        1.58%          5.40%          77.00%
  1995                               10.94%       63,521     1.04%         6.51%        1.51%          6.04%          79.00%
  Investment Shares - Class B
  2000                                0.50%      $   209     1.83%*        4.38%*       2.04%*         4.17%*         43.04%
  1999(3)                             2.10%          214     1.90%*        4.07%*       2.15%*         3.82%*         39.57%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000(8)                             1.39%      $88,528     0.66%*        4.55%*       0.76%*         4.45%*         15.00%
  Investment Shares - Class A
  2000(9)                             0.87%      $   487     0.96%*        4.72%*       1.07%*         4.61%*         15.00%
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                                2.72%     $147,478     0.43%*        5.45%*       0.65%*         5.23%*            --
  1999                                4.83%      130,798     0.43%         4.73%        0.77%          4.39%             --
  1998                                5.33%      102,699     0.43%         5.18%        0.66%          4.95%             --
  1997(4)                             5.26%       48,006     0.43%*        5.22%*       0.70%*         4.95%*            --
  Investment Service Shares
  2000                                2.60%     $217,030     0.68%*        5.20%*       0.90%*         4.98%*            --
  1999                                4.56%      186,431     0.68%         4.47%        1.02%          4.13%             --
  1998                                5.07%      142,910     0.68%         4.95%        0.91%          4.73%             --
  1997(5)                             4.97%      147,651     0.73%         4.84%        0.85%          4.72%             --
  1996                                4.95%      136,666     0.71%         4.85%        0.71%          4.85%             --
  1995                                5.51%      141,434     0.56%         5.38%        0.66%          5.28%             --
  1994                                3.29%      158,367     0.75%         3.26%        0.79%          3.22%             --
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2000                                1.73%     $ 13,600     0.43%*        3.44%*       0.46%*         3.41%*            --
  1999(6)                             1.69%       28,874     0.43%*        3.06%*       0.89%*         2.60%*            --
  Investment Service Shares
  2000                                1.60%     $ 69,944     0.68%*        3.22%*       0.70%*         3.20%*            --
  1999                                2.77%       59,889     0.68%         2.73%        0.95%          2.46%             --
  1998(7)                             1.33%       64,542     0.68%*        2.95%*       0.78%*         2.85%*            --

 (4) Commenced operations on June 9, 1997.
 (5) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition Money Market Investment Service Shares.
 (6) Commenced operations on April 14, 1999.
 (7) Commenced operations on May 20, 1998.
 (8) Commenced operations on March 3, 2000.
 (9) Commenced operations on March 13, 2000.
 (10)Commenced operations on March 16, 2000.
 Amounts designated as "--" are either $0 or have been rounded to $0.


                                                               APRIL 30, 2000 43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION

The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following Funds as of April 30, 2000: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (formerly Expedition Bond
Fund) (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (collectively, the "Funds"). The Expedition Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond are registered to offer three classes of shares, while both the Money Market and Tax-Free Money Market Funds are registered to offer two classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free
Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A (formerly Investment Shares) and Investment Shares - Class B (formerly Class B Shares) (currently the Tax-Free Investment Grade Bond Fund Investment Shares - Class B is not operational), and the Money Market and Tax-Free Money Market Funds offer Institutional Shares and Investment Service Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the funds in which shares are held. The investment objectives, policies, and strategies of the Expedition Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with generally accepted accounting principles.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the

44  APRIL 30, 2000
last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Investment Advisor (the "Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post-October losses.

                                                              APRIL 30, 2000  45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAXES -- It is each Fund's policy to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3) INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Bank, the Trust's Investment Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

46  APRIL 30, 2000

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: .075% of the Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of .20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment Shares -Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the daily net assets of the Class A Shares and 1.00% of the Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own Investment Service Shares of the Funds.

CUSTODIAN FEES -- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

                                                              APRIL 30, 2000  47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(4) CAPITAL SHARE TRANSACTIONS (000)

                                                     EXPEDITION            EXPEDITION
                                                       EQUITY             EQUITY INCOME
                                                        FUND                  FUND
                                                -----------------------   --------------
                                                Period Ended Year Ended    Period Ended
                                                   4/30/00   10/31/99       4/30/00(1)
                                                ------------ ----------    ------------
   Institutional Shares:
     Shares issued in connection with the
       Aquisition of Commom Trust Fund Assets            --        --         3,595
     Shares issued                                    2,365     4,230             6
     Shares issued in lieu of cash distributions      3,297     1,439            --
     Shares redeemed                                 (2,727)   (4,704)         (144)
                                                      -----     -----         -----
     Total Institutional Shares transactions          2,935       965         3,457
                                                      -----     -----         -----
   Investment Shares - Class A and
     Investment Service Shares (respectively):
     Shares issued                                      161       282             3
     Shares issued in lieu of cash distributions         44        14            --
     Shares redeemed                                    (26)     (118)           --
                                                      -----     -----         -----
     Total Investment Shares - Class A and
       Investment Service  Shares
       (respectively) transactions                      179       178             3
                                                      -----     -----         -----
   Investment Shares - Class B:
     Shares issued                                      343       614            12
     Shares issued in lieu of cash distributions         79        --            --
     Shares redeemed                                    (58)      (19)           --
                                                      -----     -----         -----
     Total Investment Shares - Class B transactions     364       595            12
                                                      -----     -----         -----
     NET INCREASE (DECREASE)
       FROM SHARE TRANSACTIONS                        3,478     1,738         3,472
                                                      =====     =====         =====

   (1) Commenced operations on March 3, 2000.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 2000, were as follows (000):

                                                                      TAX-FREE
                                          EQUITY      INVESTMENT     INVESTMENT
                            EQUITY        INCOME      GRADE BOND     GRADE BOND
                             FUND          FUND          FUND           FUND
                            ------        ------      ----------     ----------
Purchases
   Government.........   $       --       $    --       $67,751        $95,054
   Other..............     $161,364       $ 9,461       $22,720        $10,000
Sales
   Government.........   $       --       $    --       $26,554        $    --
   Other..............     $161,083       $10,415       $20,465        $13,029


48  APRIL 30, 2000

                                               EXPEDITION       EXPEDITION TAX-FREE        EXPEDITION            EXPEDITION
                                            INVESTMENT GRADE     INVESTMENT GRADE         MONEY MARKET         TAX-FREE MONEY
                                                BOND FUND             BOND FUND                FUND               MARKET FUND
                                         ----------------------- ----------------- ----------------------- -----------------------
                                         Period Ended Year Ended   Period Ended    Period Ended Year Ended Period Ended Year Ended
                                            4/30/00    10/31/99     4/30/00(1)       4/30/00     10/31/99     4/30/00    10/31/99
                                         ------------ ----------   ------------    ------------ ---------- ------------ -----------
   Institutional Shares:
     Shares issued in connection with the
       Aquisition of Commom Trust Fund Assets 4,082        --         9,321               --          --           --         --
     Shares issued                            1,492     1,876           127          340,258     507,343       12,636     48,856
     Shares issued in lieu of
       cash distributions183                    310        --           156              284          --           --
     Shares redeemed                         (1,900)   (2,271)         (671)        (323,733)   (479,528)     (27,910)   (19,981)
                                              -----      ----         -----         --------    --------     --------    -------
     Total Institutional Shares transactions  3,857       (85)        8,777           16,681      28,099      (15,274)    28,875
                                              -----      ----         -----         --------    --------     --------    -------
   Investment Shares - Class A and
     Investment Service Shares (respectively):
     Shares issued                               12        35            48          344,572     637,445       92,674    158,834
     Shares issued in lieu of
       cash distributions                        12        27            --              586       1,324           12         14
     Shares redeemed                           (112)     (327)           --         (314,560)   (595,247)     (82,631)  (163,495)
                                              -----      ----         -----         --------    --------     --------   --------
     Total Investment Shares - Class A and
       Investment Service  Shares
       (respectively) transactions              (88)     (265)           48           30,598      43,522       10,055     (4,647)
                                              -----      ----         -----         --------    --------     --------   --------
   Investment Shares - Class B:
     Shares issued                                8        24            --               --          --           --         --
     Shares issued in lieu of
       cash distributions 1                      --        --            --               --          --           --         --
     Shares redeemed                             (9)       (2)           --               --          --           --         --
                                              -----      ----         -----         --------    --------     --------   --------
     Total Investment Shares -
       Class B transactions                      --        22            --               --          --           --         --
                                              -----      ----         -----         --------    --------     --------   --------
     NET INCREASE (DECREASE)
       FROM SHARE TRANSACTIONS                3,769      (328)        8,825           47,279      71,621       (5,219)    24,228
                                              =====      ====         =====         ========    ========     ========   ========


At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2000, are as follows (000):

                                                                    TAX-FREE
                                         EQUITY     INVESTMENT     INVESTMENT
                              EQUITY     INCOME     GRADE BOND     GRADE BOND
                               FUND       FUND         FUND           FUND
                              ------     ------     ----------     -----------
Aggegate gross unrealized
   appreciation.......       $103,816   $  4,624      $   165        $   410
Aggegate gross unrealized
   depreciation.......        (12,079)    (2,567)      (3,993)        (1,480)
                             --------   --------      -------        -------
Net unrealized
   appreciation
   (depreciation).....       $ 91,737   $  2,057      $(3,828)       $(1,070)
                             ========   ========      =======        =======

                                                               APRIL 30, 2000 49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(6) ORGANIZATION COSTS AND TRANSACTIONS
    WITH AFFILIATES

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event that any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

(7) COMMON TRUST FUND CONVERSIONS

On March 3, 2000, certain Common Trust Funds of Compass Bank and certain of its affiliates were converted into the Expedition Funds. The Funds involved in the conversion are as follows:

COMMON TRUST FUND                                EXPEDITION FUND
------------------                               ----------------
Equity Income Trust                              Equity Income
Investment Grade Tax-Free Bond                   Tax-Free Investment Grade Bond
Long Term Investment Grade Tax-Free Bond         Tax-Free Investment Grade Bond
Tax-Free Bond                                    Tax-Free Investment Grade Bond
Investment Grade Bond Trust                      Investment Grade Bond
Quality Grade Bond Trust                         Investment Grade Bond

50  APRIL 30, 2000

The assets, which consisted of securities, and related receivables less liabilities were converted on a tax-free basis. The net assets of each fund (including net unrealized Appreciation/(Depreciation) immediately before the conversion were as follows (000):

                                                        UNREALIZED
                                                       APPRECIATION/     NET
COMMON TRUST FUND                          ASSETS     (DEPRECIATION)   ASSETS
------------------                         ------      ------------    ------
Equity Income Trust                        35,622       (2,304)        33,318
Investment Grade Tax-Free Bond             55,799        2,300         58,099
Long Term Investment Grade Tax-Free Bond   12,496         (718)        11,778
Tax-Free Bond                              25,846       (2,534)        23,312
Investment Grade Bond Trust                26,385         (157)        26,225
Quality Grade Bond Trust                   12,692         (216)        12,476

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

                                                               APRIL 30, 2000 51

Notes

[Logo omitted]

INVESTMENT ADVISOR AND CUSTODIAN:
Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036

EXP-F-016-03